Warrant Liability - Schedule of Key Inputs into the Black-Scholes Model (Details)	Jun. 30, 2026	Dec. 31, 2025
Share price [Member] | USD
Schedule of Key Inputs into the Black-Scholes Model [Line Items]
Warrant liability	4.05	4.42
Share price [Member] | RMB
Schedule of Key Inputs into the Black-Scholes Model [Line Items]
Warrant liability	27.58	31.07
Risk-free interest rate [Member] | USD
Schedule of Key Inputs into the Black-Scholes Model [Line Items]
Warrant liability	4.1	3.47
Risk-free interest rate [Member] | RMB
Schedule of Key Inputs into the Black-Scholes Model [Line Items]
Warrant liability	4.1	3.47
Volatility [Member] | USD
Schedule of Key Inputs into the Black-Scholes Model [Line Items]
Warrant liability	80	52.79
Volatility [Member] | RMB
Schedule of Key Inputs into the Black-Scholes Model [Line Items]
Warrant liability	80	52.79
Exercise price [Member] | USD
Schedule of Key Inputs into the Black-Scholes Model [Line Items]
Warrant liability	69,000	69,000
Exercise price [Member] | RMB
Schedule of Key Inputs into the Black-Scholes Model [Line Items]
Warrant liability	469,952	484,987
Warrant life (yr) [Member] | USD
Schedule of Key Inputs into the Black-Scholes Model [Line Items]
Warrant liability	1.42	1.92
Warrant life (yr) [Member] | RMB
Schedule of Key Inputs into the Black-Scholes Model [Line Items]
Warrant liability	1.42	1.92